COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease commitments under non-cancelable operating leases as of December 31, 2016, are as follows:
2017	$2,133
2018	1,179
2019	639
2020 and thereafter	323

$4,274